Portfolio of Investments
Variable Portfolio – Conservative Portfolio, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.1%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	193,127	1,120,139
Total Alternative Strategies Funds (Cost $923,530)		1,120,139

Equity Funds 19.5%

Global Real Estate 0.2%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	251,287	2,201,274
International 5.9%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	2,806,372	42,376,214
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	445,921	5,846,022
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	827,336	11,715,074
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	1,197,616	11,880,355
Total		71,817,665
U.S. Large Cap 12.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	542,440	20,374,047
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	255,993	20,238,790
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	341,072	11,828,368
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,461,780	40,570,134
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	348,099	12,037,260
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	107,721	5,936,515
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	172,718	6,027,860
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	91,249	5,865,481
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	193,164	6,088,532
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	587,248	19,150,158
Total		148,117,145
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.3%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	170,424	3,418,718
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	141,990	3,727,251
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	125,628	4,854,254
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	103,988	3,694,686
Total		15,694,909
Total Equity Funds (Cost $183,224,137)		237,830,993

Fixed Income Funds 76.3%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	772,121	7,335,149
Investment Grade 75.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	16,061,382	166,235,302
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,749,208	37,154,650
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,306,370	36,337,008
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,721,858	49,532,294
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,679,626	86,318,995
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	13,760,502	147,925,397
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	3,754,342	37,205,527
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	32,633,912	363,541,777
Total		924,250,950
Total Fixed Income Funds (Cost $937,648,900)		931,586,099

Variable Portfolio – Conservative Portfolio | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2021 (Unaudited)
Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(a),(c)	48,140,172	48,135,358
Total Money Market Funds (Cost $48,135,358)		48,135,358
Total Investments in Securities (Cost: $1,169,931,925)		1,218,672,589
Other Assets & Liabilities, Net		2,683,283
Net Assets		1,221,355,872
At September 30, 2021, securities and/or cash totaling $3,214,185 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	128	12/2021	EUR	5,181,440	—	(143,445)
Russell 2000 Index E-mini	73	12/2021	USD	8,032,920	—	(164,796)
S&P 500 Index E-mini	80	12/2021	USD	17,191,000	—	(741,998)
TOPIX Index	18	12/2021	JPY	365,490,000	35,464	—
U.S. Treasury 10-Year Note	224	12/2021	USD	29,480,500	—	(313,698)
U.S. Ultra Treasury Bond	40	12/2021	USD	7,642,500	—	(190,701)
Total					35,464	(1,554,638)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	(24)	12/2021	USD	(2,720,400)	125,096	—
MSCI Emerging Markets Index	(141)	12/2021	USD	(8,781,480)	412,050	—
Total					537,146	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	38,478,088	84,677,511	(75,022,139)	1,898	48,135,358	—	(1,898)	23,063	48,140,172
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	1,602,958	204,234	(1,168,871)	481,818	1,120,139	—	(69,947)	2,042	193,127
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	24,126,863	210,458	(3,979,146)	15,872	20,374,047	—	3,217,188	—	542,440
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	21,204,278	1,105,164	(2,850,734)	780,082	20,238,790	—	3,055,751	—	255,993
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	4,288,229	—	(3,700,966)	(587,263)	—	—	758,421	—	—
2	Variable Portfolio – Conservative Portfolio | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	8,226,376	432,146	(929,661)	(393,712)	7,335,149	—	13,123	249,236	772,121
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	18,628,680	927,634	(14,765,185)	(4,791,129)	—	690,923	4,063,868	202,667	—
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	5,649,106	—	(6,122,251)	473,145	—	—	(473,144)	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	199,369,510	18,669,422	(30,873,811)	(20,929,819)	166,235,302	12,127,564	3,376,631	5,592,834	16,061,382
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	20,106,355	1,356,956	(7,999,815)	(1,635,128)	11,828,368	—	4,282,982	—	341,072
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	10,138,776	32,062,838	(4,424,509)	(622,455)	37,154,650	—	46,583	607,114	3,749,208
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	43,868,436	3,120,657	(4,979,844)	(5,672,241)	36,337,008	1,755,053	924,077	760,982	3,306,370
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	29,823,653	14,082,748	(3,176,647)	1,646,460	42,376,214	869,298	792,561	544,060	2,806,372
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	22,527,557	21,969,935	(6,258,588)	2,331,230	40,570,134	—	3,624,227	—	2,461,780
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	15,832,440	3,704,232	(7,353,522)	(145,890)	12,037,260	—	2,198,696	—	348,099
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	2,464,367	10,157,552	(8,921,028)	(282,173)	3,418,718	—	863,204	19,225	170,424
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	3,820,736	643,921	(160,057)	(577,349)	3,727,251	615,968	154,256	—	141,990
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	5,465,781	—	(7,439,042)	1,973,261	—	—	(1,948,417)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	60,374,716	1,992,354	(10,745,626)	(2,089,150)	49,532,294	796,571	601,529	1,026,515	4,721,858
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	61,708,475	46,201,185	(17,031,829)	(4,558,836)	86,318,995	1,842,711	850,110	2,016,720	7,679,626
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	2,873,844	579,311	(1,597,245)	345,364	2,201,274	175,361	10,477	24,467	251,287
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	19,433,668	2,835,102	(18,829,509)	(3,439,261)	—	1,970,752	1,567,542	830,305	—
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	20,899,682	254,390	(8,531,146)	(6,686,411)	5,936,515	—	7,131,752	—	107,721
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	18,293,094	17,022	(12,159,835)	(6,150,281)	—	—	7,286,546	—	—
CTIVP® – MFS® Value Fund, Class 1 Shares
	28,556,023	305,047	(18,626,016)	(4,207,194)	6,027,860	—	5,628,452	—	172,718
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	14,436,102	162,370	(4,622,030)	(4,110,961)	5,865,481	—	4,128,548	—	91,249
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	15,234,064	104,421	(9,412,620)	162,667	6,088,532	—	1,072,277	—	193,164
Variable Portfolio – Conservative Portfolio | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	136,219,530	41,479,022	(18,201,839)	(11,571,316)	147,925,397	6,556,870	1,252,286	2,076,853	13,760,502
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	11,692,953	17,022	(8,730,938)	(2,979,037)	—	—	4,290,490	—	—
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	37,127,862	5,321,273	(3,766,850)	(1,476,758)	37,205,527	675,613	(34,630)	596,044	3,754,342
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	12,356,177	17,022	(8,198,247)	(4,174,952)	—	—	4,393,127	—	—
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	358,268,789	43,868,561	(19,682,447)	(18,913,126)	363,541,777	9,420,289	686,329	5,285,350	32,633,912
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	27,248,916	715,754	(5,400,638)	(3,413,874)	19,150,158	—	6,739,712	—	587,248
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	27,701,503	610,153	(17,704,141)	(4,761,493)	5,846,022	—	6,171,302	121,526	445,921
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	20,568,353	732,487	(7,220,682)	(2,365,084)	11,715,074	552,427	3,019,765	8,923	827,336
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	20,162,763	887,488	(9,370,371)	200,475	11,880,355	—	947,874	301,847	1,197,616
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	5,634,141	105,230	(559,746)	(325,371)	4,854,254	—	883,034	—	125,628
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,264,162	3,437,318	(2,711,151)	(1,295,643)	3,694,686	—	2,220,425	—	103,988
Total	1,378,677,006			(109,743,635)	1,218,672,589	38,049,400	83,725,109	20,289,773

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Conservative Portfolio | Quarterly Report 2021

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,290,278	7,483,613
Total Alternative Strategies Funds (Cost $6,413,736)		7,483,613

Equity Funds 33.9%

Global Real Estate 0.4%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	1,355,161	11,871,211
International 10.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	692,147	14,237,458
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	8,836,032	133,424,079
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	5,607,772	73,517,892
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	3,414,522	48,349,633
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	5,026,867	49,866,524
Total		319,395,586
U.S. Large Cap 20.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,559,734	58,583,609
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	735,062	58,114,012
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,664,696	57,731,664
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	7,084,816	116,757,762
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	1,709,424	59,111,899
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	864,617	47,649,018
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	1,398,906	48,821,822
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	735,481	47,276,691
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	1,563,859	49,292,833
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	2,329,014	75,949,156
Total		619,288,466
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 0.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	258,278	10,331,142
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	226,093	10,314,347
Total		20,645,489
U.S. Small Cap 1.4%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	528,571	10,603,141
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	415,668	10,911,287
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	374,147	14,457,029
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	188,847	6,709,723
Total		42,681,180
Total Equity Funds (Cost $702,197,205)		1,013,881,932

Fixed Income Funds 61.8%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,892,311	17,976,958
Investment Grade 61.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	24,806,168	256,743,835
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	6,122,811	60,677,056
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,413,256	59,491,686
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	5,782,784	60,661,400
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	17,479,598	196,470,679
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	30,939,652	332,601,261
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	9,193,571	91,108,291
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2021 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	69,175,184	770,611,550
Total		1,828,365,758
Total Fixed Income Funds (Cost $1,845,938,915)		1,846,342,716

Money Market Funds 3.9%

Columbia Short-Term Cash Fund, 0.065%(a),(c)	115,140,715	115,129,201
Total Money Market Funds (Cost $115,129,989)		115,129,201
Total Investments in Securities (Cost: $2,669,679,845)		2,982,837,462
Other Assets & Liabilities, Net		4,334,929
Net Assets		2,987,172,391
At September 30, 2021, securities and/or cash totaling $5,369,213 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	180	12/2021	USD	20,403,000	—	(936,108)
Russell 2000 Index E-mini	214	12/2021	USD	23,548,560	—	(483,101)
S&P 500 Index E-mini	98	12/2021	USD	21,058,975	—	(645,958)
TOPIX Index	88	12/2021	JPY	1,786,840,000	173,381	—
U.S. Treasury 10-Year Note	107	12/2021	USD	14,082,203	—	(156,534)
U.S. Ultra Treasury Bond	240	12/2021	USD	45,855,000	—	(1,144,207)
Total					173,381	(3,365,908)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(115)	12/2021	USD	(7,162,200)	336,069	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	100,950,468	166,029,652	(151,858,110)	7,191	115,129,201	—	(7,191)	58,414	115,140,715
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	7,723,952	17,316	(2,701,830)	2,444,175	7,483,613	—	(150,295)	17,150	1,290,278
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	63,986,515	1,420	(5,344,052)	(60,274)	58,583,609	—	8,964,042	—	1,559,734
6	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	58,194,227	1,442,102	(5,933,598)	4,411,281	58,114,012	—	6,305,040	—	735,062
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	14,953,164	—	(8,089,298)	(6,863,866)	—	—	7,453,147	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	20,892,622	592,376	(2,535,765)	(972,275)	17,976,958	—	65,493	590,349	1,892,311
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	14,484,172	693,540	—	(940,254)	14,237,458	536,244	—	157,295	692,147
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	14,369,669	—	(14,949,792)	580,123	—	—	(580,123)	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	281,204,613	27,940,287	(23,205,100)	(29,195,965)	256,743,835	18,600,766	2,396,964	8,578,061	24,806,168
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	63,522,454	187,002	(6,358,607)	380,815	57,731,664	—	10,363,624	—	1,664,696
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	47,868,369	15,437,583	(1,761,091)	(867,805)	60,677,056	—	(49,518)	987,047	6,122,811
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	76,547,336	8,396,132	(14,644,766)	(10,807,016)	59,491,686	2,884,585	3,409,310	1,250,741	5,413,256
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	91,173,100	46,648,609	(9,326,920)	4,929,290	133,424,079	2,737,476	2,174,299	1,692,377	8,836,032
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	84,530,487	34,368,144	(11,991,720)	9,850,851	116,757,762	—	7,613,379	—	7,084,816
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	50,099,283	14,947,253	(13,194,952)	7,260,315	59,111,899	—	3,076,456	—	1,709,424
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	12,109,451	12,443,292	(12,683,245)	(1,266,357)	10,603,141	—	4,153,860	71,983	528,571
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	18,774,396	4,291,690	(6,094,275)	(6,060,524)	10,911,287	1,803,206	5,211,802	—	415,668
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	14,122,611	—	(18,259,947)	4,137,336	—	—	(4,073,143)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	29,759,704	34,633,381	(1,574,131)	(2,157,554)	60,661,400	967,835	39,346	1,247,217	5,782,784
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	252,187,670	14,763,952	(57,698,125)	(12,782,818)	196,470,679	4,181,365	3,441,246	4,576,216	17,479,598
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	13,665,261	1,324,476	(4,695,123)	1,576,597	11,871,211	1,162,044	(28,891)	162,131	1,355,161
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	50,552,817	7,288,128	(54,416,985)	(3,423,960)	—	5,127,740	(1,448,432)	2,160,387	—
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	67,203,495	1,303	(9,765,332)	(9,790,448)	47,649,018	—	15,306,660	—	864,617
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	59,295,086	—	(33,351,399)	(25,943,687)	—	—	29,623,316	—	—
CTIVP® – MFS® Value Fund, Class 1 Shares
	94,706,161	1,035	(34,080,936)	(11,804,438)	48,821,822	—	20,544,521	—	1,398,906
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	43,326,083	8,431,718	(2,113,621)	(2,367,489)	47,276,691	—	4,328,609	—	735,481
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	53,310,119	445,148	(4,605,797)	143,363	49,292,833	—	8,454,116	—	1,563,859
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	278,333,761	89,607,142	(11,879,992)	(23,459,650)	332,601,261	14,698,680	988,164	4,655,727	30,939,652
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	16,061,425	395	(3,756,189)	(1,974,489)	10,331,142	—	5,141,661	—	258,278
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	106,275,369	4,201,143	(15,628,918)	(3,739,303)	91,108,291	1,642,061	43,327	1,448,672	9,193,571
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	18,986,816	34,738	(4,008,570)	(4,698,637)	10,314,347	—	5,812,006	—	226,093
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	677,467,286	154,142,208	(23,964,894)	(37,033,050)	770,611,550	19,830,976	595,079	11,126,373	69,175,184
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	92,948,097	3,820,135	(9,968,987)	(10,850,089)	75,949,156	—	22,712,512	—	2,329,014
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	116,159,465	1,558,671	(42,587,600)	(1,612,644)	73,517,892	—	8,898,337	1,550,478	5,607,772
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	41,293,019	19,084,698	(9,769,957)	(2,258,127)	48,349,633	2,154,951	2,334,631	37,450	3,414,522
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	40,406,534	18,898,197	(11,544,549)	2,106,342	49,866,524	—	(305,646)	1,017,018	5,026,867
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	23,375,964	83,958	(3,692,075)	(5,310,818)	14,457,029	—	7,496,044	—	374,147
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	19,611,047	474,068	(7,160,744)	(6,214,648)	6,709,723	—	10,162,773	—	188,847
Total	3,130,432,068			(184,628,506)	2,982,837,462	76,327,929	200,466,525	41,385,086

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2021

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	10,310,289	59,799,678
Total Alternative Strategies Funds (Cost $51,711,815)		59,799,678

Equity Funds 48.0%

Global Real Estate 0.6%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	12,508,408	109,573,652
International 13.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	2,248,738	46,256,536
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	72,942,185	1,101,426,993
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	33,781,728	442,878,453
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	28,351,925	401,463,265
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	43,093,207	427,484,616
Total		2,419,509,863
U.S. Large Cap 30.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	11,737,483	440,859,872
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	5,573,894	440,672,049
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	15,384,890	533,547,968
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	53,774,864	886,209,754
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	15,440,463	533,931,225
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	8,309,341	457,927,772
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	13,320,327	464,879,429
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	6,920,872	444,873,662
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	14,828,117	467,382,257
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	21,726,956	708,516,026
Total		5,378,800,014
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.1%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	2,521,659	100,866,351
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,146,348	97,916,399
Total		198,782,750
U.S. Small Cap 2.1%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	5,175,746	103,825,470
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	3,639,553	95,538,263
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	2,918,238	112,760,704
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,590,225	56,500,689
Total		368,625,126
Total Equity Funds (Cost $5,716,944,651)		8,475,291,405

Fixed Income Funds 46.9%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	10,944,566	103,973,374
Investment Grade 46.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	147,240,725	1,523,941,506
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	17,594,316	174,359,668
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	73,178,491	804,231,621
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	29,196,689	306,273,267
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	96,163,987	1,080,883,218
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	133,732,989	1,437,629,630
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	53,999,915	535,139,156
Variable Portfolio – Moderate Portfolio | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2021 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	207,076,792	2,306,835,457
Total		8,169,293,523
Total Fixed Income Funds (Cost $8,220,998,039)		8,273,266,897

Money Market Funds 4.6%

Columbia Short-Term Cash Fund, 0.065%(a),(c)	777,481,976	777,404,228
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010%(a),(c)	29,914,861	29,914,861
Total Money Market Funds (Cost $807,323,337)		807,319,089
Total Investments in Securities (Cost: $14,796,977,842)		17,615,677,069
Other Assets & Liabilities, Net		34,232,558
Net Assets		17,649,909,627
At September 30, 2021, securities and/or cash totaling $39,703,451 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	3,212	12/2021	EUR	130,021,760	—	(3,599,568)
FTSE 100 Index	269	12/2021	GBP	19,027,715	257,381	—
Russell 2000 Index E-mini	2,031	12/2021	USD	223,491,240	—	(4,584,942)
S&P 500 Index E-mini	138	12/2021	USD	29,654,475	—	(1,279,947)
SPI 200 Index	150	12/2021	AUD	27,348,750	—	(176,402)
TOPIX Index	1,205	12/2021	JPY	24,467,525,000	2,374,140	—
Total					2,631,521	(9,640,859)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	627,264,139	1,167,494,175	(1,017,411,980)	57,894	777,404,228	—	(57,893)	466,070	777,481,976
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	55,839,319	138,854	(14,201,670)	18,023,175	59,799,678	—	(426,971)	138,854	10,310,289
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	443,073,196	—	(24,599,739)	22,386,415	440,859,872	—	40,678,313	—	11,737,483
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	477,394,061	—	(58,687,813)	21,965,801	440,672,049	—	57,402,797	—	5,573,894
10	Variable Portfolio – Moderate Portfolio | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	118,018,144	3,344,866	(12,076,235)	(5,313,401)	103,973,374	—	136,988	3,343,606	10,944,566
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	92,763,356	2,984,665	(31,498,530)	(17,992,955)	46,256,536	2,144,529	16,398,327	840,136	2,248,738
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010%
	29,909,632	5,229	—	—	29,914,861	2,991	—	2,238	29,914,861
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	65,314,672	—	(67,130,092)	1,815,420	—	—	(1,815,420)	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,515,649,409	205,413,305	(36,108,283)	(161,012,925)	1,523,941,506	109,692,814	3,271,464	50,586,718	147,240,725
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	519,619,615	—	(18,669,901)	32,598,254	533,547,968	—	59,595,249	—	15,384,890
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	131,516,322	46,059,374	(634,327)	(2,581,701)	174,359,668	—	(21,345)	2,800,552	17,594,316
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	760,941,769	171,015,457	(32,834,203)	(94,891,402)	804,231,621	39,108,978	6,097,644	16,957,455	73,178,491
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	698,115,463	411,869,132	(50,109,623)	41,552,021	1,101,426,993	22,334,124	11,603,966	13,759,959	72,942,185
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	664,616,374	181,078,396	(52,373,423)	92,888,407	886,209,754	—	35,121,019	—	53,774,864
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	501,026,385	26,459,085	(63,692,998)	70,138,753	533,931,225	—	14,991,886	—	15,440,463
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	98,201,867	55,244,545	(53,615,311)	3,994,369	103,825,470	—	19,903,848	771,684	5,175,746
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	152,251,384	15,788,709	(34,586,162)	(37,915,668)	95,538,263	15,788,709	29,650,740	—	3,639,553
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	65,413,776	—	(89,836,692)	24,422,916	—	—	(24,125,581)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	280,060,912	37,059,533	(1,000,060)	(9,847,118)	306,273,267	4,847,287	77,457	6,246,539	29,196,689
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	1,226,695,720	93,514,604	(184,754,254)	(54,572,852)	1,080,883,218	22,827,186	10,151,072	24,982,782	96,163,987
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	112,684,409	12,577,729	(28,143,598)	12,455,112	109,573,652	11,037,720	232,557	1,540,009	12,508,408
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	370,307,787	53,522,424	(399,959,265)	(23,870,946)	—	37,657,010	(11,926,709)	15,865,414	—
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	552,773,335	—	(56,548,294)	(38,297,269)	457,927,772	—	89,235,406	—	8,309,341
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	481,909,997	—	(205,548,159)	(276,361,838)	—	—	306,267,354	—	—
CTIVP® – MFS® Value Fund, Class 1 Shares
	647,236,655	—	(128,767,821)	(53,589,405)	464,879,429	—	129,028,348	—	13,320,327
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	343,726,851	115,251,112	(4,469,671)	(9,634,630)	444,873,662	—	24,610,618	—	6,920,872
Variable Portfolio – Moderate Portfolio | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	357,026,131	96,964,176	(19,781,213)	33,173,163	467,382,257	—	41,902,470	—	14,828,117
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,067,029,797	482,951,398	(16,492,013)	(95,859,552)	1,437,629,630	63,093,847	1,157,083	19,984,632	133,732,989
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	130,934,490	—	(13,447,419)	(16,620,720)	100,866,351	—	44,572,460	—	2,521,659
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	980,952,332	37,505,783	(449,077,285)	(34,241,674)	535,139,156	9,567,488	12,276,154	8,440,702	53,999,915
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	156,819,701	—	(18,494,394)	(40,408,908)	97,916,399	—	50,689,316	—	2,146,348
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	1,346,101,491	1,059,198,502	(2,821,011)	(95,643,525)	2,306,835,457	58,465,398	201,779	32,802,611	207,076,792
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	733,189,555	41,425,061	(108,443,582)	42,344,992	708,516,026	—	59,308,008	—	21,726,956
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	799,444,956	9,345,169	(377,181,056)	11,269,384	442,878,453	—	36,695,500	9,345,169	33,781,728
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	296,938,959	191,541,263	(69,706,435)	(17,310,522)	401,463,265	18,003,462	16,441,960	307,082	28,351,925
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	283,025,965	210,666,790	(78,211,075)	12,002,936	427,484,616	—	(1,119,293)	8,573,427	43,093,207
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	168,161,178	643	(20,374,659)	(35,026,458)	112,760,704	—	51,610,313	—	2,918,238
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	138,089,063	37,179	(41,910,224)	(39,715,329)	56,500,689	—	67,799,564	—	1,590,225
Total	17,490,038,167			(719,619,786)	17,615,677,069	414,571,543	1,197,616,448	217,755,639

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Variable Portfolio – Moderate Portfolio | Quarterly Report 2021

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.4%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	4,704,911	27,288,482
Total Alternative Strategies Funds (Cost $23,543,472)		27,288,482

Equity Funds 62.8%

Global Real Estate 0.8%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	7,297,975	63,930,264
International 17.3%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	899,812	18,509,125
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	36,722,224	554,505,591
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	20,462,201	268,259,450
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	16,517,611	233,889,374
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	23,801,072	236,106,632
Total		1,311,270,172
U.S. Large Cap 40.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	5,988,216	224,917,390
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,841,923	224,682,415
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	8,841,902	306,637,155
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	27,374,471	451,131,289
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	8,866,015	306,586,807
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	5,242,817	288,931,678
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	8,383,478	292,583,376
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,389,335	282,146,438
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	9,327,306	293,996,686
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	12,109,861	394,902,573
Total		3,066,515,807
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.5%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,457,351	58,294,046
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,242,090	56,664,123
Total		114,958,169
U.S. Small Cap 2.7%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	3,026,122	60,704,015
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	2,125,988	55,807,174
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,576,387	60,911,610
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	741,684	26,352,027
Total		203,774,826
Total Equity Funds (Cost $3,247,694,836)		4,760,449,238

Fixed Income Funds 30.0%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	3,953,920	37,562,240
Investment Grade 29.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	48,696,684	504,010,674
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	5,758,004	57,061,822
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	10,527,361	115,695,701
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	10,920,050	114,551,323
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	34,627,385	389,211,804
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	28,910,972	310,792,943
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	15,652,576	155,117,030
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2021 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	52,819,062	588,404,354
Total		2,234,845,651
Total Fixed Income Funds (Cost $2,272,631,380)		2,272,407,891

Money Market Funds 6.5%

Columbia Short-Term Cash Fund, 0.065%(a),(c)	492,862,110	492,812,824
Total Money Market Funds (Cost $492,816,621)		492,812,824
Total Investments in Securities (Cost: $6,036,686,309)		7,552,958,435
Other Assets & Liabilities, Net		22,923,791
Net Assets		7,575,882,226
At September 30, 2021, securities and/or cash totaling $25,083,502 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	1,672	12/2021	EUR	67,682,560	—	(1,873,747)
FTSE 100 Index	288	12/2021	GBP	20,371,680	275,560	—
Russell 2000 Index E-mini	1,120	12/2021	USD	123,244,800	—	(2,528,378)
SPI 200 Index	180	12/2021	AUD	32,818,500	—	(211,682)
TOPIX Index	630	12/2021	JPY	12,792,150,000	1,241,251	—
U.S. Treasury 10-Year Note	1,863	12/2021	USD	245,188,266	—	(3,380,413)
Total					1,516,811	(7,994,220)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(3)	12/2021	USD	(644,663)	27,810	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	500,640,784	392,217,730	(400,105,554)	59,864	492,812,824	—	(59,864)	228,851	492,862,110
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	25,977,249	63,037	(7,103,507)	8,351,703	27,288,482	—	(327,419)	63,039	4,704,911
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	222,268,323	—	(10,841,153)	13,490,220	224,917,390	—	18,688,074	—	5,988,216
14	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	242,218,406	—	(29,412,886)	11,876,895	224,682,415	—	28,566,443	—	2,841,923
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	45,517,319	1,207,947	(7,984,473)	(1,178,553)	37,562,240	—	(740,732)	1,207,947	3,953,920
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	21,624,727	911,892	(2,210,903)	(1,816,591)	18,509,125	700,436	751,086	211,456	899,812
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	21,317,257	—	(22,447,301)	1,130,044	—	—	(1,130,044)	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	495,216,374	73,161,335	(11,263,259)	(53,103,776)	504,010,674	36,494,976	705,003	16,830,283	48,696,684
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	307,747,588	—	(14,486,349)	13,375,916	306,637,155	—	40,528,627	—	8,841,902
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	53,001,478	5,240,004	(338,721)	(840,939)	57,061,822	—	(11,360)	916,858	5,758,004
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	114,290,770	21,441,068	(6,449,087)	(13,587,050)	115,695,701	5,660,829	965,436	2,454,507	10,527,361
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	362,971,414	186,748,478	(17,831,900)	22,617,599	554,505,591	11,294,452	4,682,802	6,960,093	36,722,224
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	379,131,996	58,515,802	(33,009,536)	46,493,027	451,131,289	—	20,813,075	—	27,374,471
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	272,529,025	28,585,687	(23,751,586)	29,223,681	306,586,807	—	20,500,076	—	8,866,015
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	38,521,036	54,550,954	(30,224,646)	(2,143,329)	60,704,015	—	11,199,599	450,352	3,026,122
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	89,936,711	9,222,726	(20,772,360)	(22,579,903)	55,807,174	9,222,726	18,267,037	—	2,125,988
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	14,177,518	—	(16,190,481)	2,012,963	—	—	(1,948,520)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	107,379,062	11,530,478	(693,176)	(3,665,041)	114,551,323	1,814,409	27,452	2,338,169	10,920,050
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	344,744,538	73,099,281	(12,336,443)	(16,295,572)	389,211,804	8,272,311	403,131	9,053,474	34,627,385
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	67,101,308	7,262,998	(17,912,040)	7,477,998	63,930,264	6,373,721	(127,641)	889,277	7,297,975
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	181,300,397	26,038,862	(195,518,224)	(11,821,035)	—	18,320,278	(5,573,164)	7,718,584	—
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	327,834,835	—	(16,463,315)	(22,439,842)	288,931,678	—	55,274,613	—	5,242,817
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	285,451,974	—	(93,856,534)	(191,595,440)	—	—	209,309,512	—	—
CTIVP® – MFS® Value Fund, Class 1 Shares
	351,143,271	—	(95,226,485)	36,666,590	292,583,376	—	9,041,422	—	8,383,478
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	212,107,855	80,462,247	(4,190,944)	(6,232,720)	282,146,438	—	16,405,457	—	4,389,335
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	190,098,458	100,406,438	(16,425,901)	19,917,691	293,996,686	—	26,696,664	—	9,327,306
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	194,796,316	144,229,070	(7,401,924)	(20,830,519)	310,792,943	13,725,186	448,202	4,347,378	28,910,972
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	79,389,572	—	(10,048,410)	(11,047,116)	58,294,046	—	26,778,981	—	1,457,351
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	105,383,204	57,338,194	(1,409,076)	(6,195,292)	155,117,030	2,784,638	9,773	2,456,684	15,652,576
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	93,948,207	—	(12,651,473)	(24,632,611)	56,664,123	—	30,589,526	—	1,242,090
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	530,805,701	208,974,759	(114,622,209)	(36,753,897)	588,404,354	15,576,678	8,149,756	8,739,455	52,819,062
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	444,079,209	18,363,719	(46,657,546)	(20,882,809)	394,902,573	—	79,820,497	—	12,109,861
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	429,992,481	5,334,081	(176,567,685)	9,500,573	268,259,450	—	16,567,668	5,334,081	20,462,201
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	153,104,252	126,252,955	(35,989,383)	(9,478,450)	233,889,374	10,490,372	8,373,483	174,613	16,517,611
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	161,585,658	111,873,536	(45,128,923)	7,776,361	236,106,632	—	(1,105,547)	4,980,400	23,801,072
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	79,063,539	—	(9,476,961)	(8,674,968)	60,911,610	—	16,239,158	—	1,576,387
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	63,568,226	—	(18,368,376)	(18,847,823)	26,352,027	—	31,793,288	—	741,684
Total	7,609,966,038			(274,672,151)	7,552,958,435	140,731,012	690,571,550	75,355,501

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2021

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.5%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	2,135,045	12,383,261
Total Alternative Strategies Funds (Cost $10,767,184)		12,383,261

Equity Funds 77.7%

Global Real Estate 1.0%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,118,404	27,317,218
International 21.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	370,500	7,621,184
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	14,156,583	213,764,411
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	11,070,765	145,137,727
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	6,964,678	98,619,838
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	10,114,037	100,331,248
Total		565,474,408
U.S. Large Cap 49.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,475,793	92,990,801
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,182,555	93,492,806
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	3,883,482	134,679,167
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	11,442,907	188,579,103
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	3,794,535	131,215,034
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	2,229,650	122,875,997
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	3,559,209	124,216,409
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,818,979	116,923,958
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,943,103	124,286,606
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,551,820	148,434,832
Total		1,277,694,713
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.9%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	622,954	24,918,167
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	515,707	23,526,535
Total		48,444,702
U.S. Small Cap 3.4%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	1,342,881	26,938,195
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	898,928	23,596,857
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	668,955	25,848,409
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	352,859	12,537,086
Total		88,920,547
Total Equity Funds (Cost $1,360,737,425)		2,007,851,588

Fixed Income Funds 16.4%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,322,206	12,560,958
Investment Grade 15.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,657,650	79,256,674
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,854,216	53,347,835
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,109,399	79,909,648
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,932,756	53,027,128
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	2,649,158	26,253,155
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	10,717,713	119,395,326
Total		411,189,766
Total Fixed Income Funds (Cost $424,688,265)		423,750,724

Variable Portfolio – Aggressive Portfolio | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2021 (Unaudited)
Money Market Funds 5.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(a),(c)	130,490,370	130,477,321
Total Money Market Funds (Cost $130,477,759)		130,477,321
Total Investments in Securities (Cost: $1,926,670,633)		2,574,462,894
Other Assets & Liabilities, Net		8,466,021
Net Assets		2,582,928,915
At September 30, 2021, securities and/or cash totaling $9,376,135 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	742	12/2021	EUR	30,036,160	—	(831,531)
FTSE 100 Index	120	12/2021	GBP	8,488,200	114,817	—
Russell 2000 Index E-mini	445	12/2021	USD	48,967,800	—	(1,004,579)
SPI 200 Index	76	12/2021	AUD	13,856,700	—	(89,377)
TOPIX Index	272	12/2021	JPY	5,522,960,000	535,905	—
Total					650,722	(1,925,487)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(18)	12/2021	USD	(3,867,975)	166,860	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	103,507,029	141,117,165	(114,153,933)	7,060	130,477,321	—	(7,059)	63,254	130,490,370
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	10,813,695	27,538	(1,998,095)	3,540,123	12,383,261	—	(105,438)	27,538	2,135,045
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	89,519,470	—	(3,540,907)	7,012,238	92,990,801	—	5,914,095	—	2,475,793
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	116,407,811	13,060	(21,026,775)	(1,901,290)	93,492,806	—	18,776,321	—	1,182,555
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	12,122,256	1,028,235	(1,222)	(588,311)	12,560,958	—	(115)	403,495	1,322,206
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	21,738,578	489,277	(9,477,075)	(5,129,596)	7,621,184	341,990	5,307,875	147,287	370,500
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	53,411	—	(55,461)	2,050	—	—	(2,050)	—	—
18	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	85,617,100	12,872,331	(9,908,574)	(9,324,183)	79,256,674	5,686,702	1,123,926	2,622,520	7,657,650
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	124,734,982	8,195	(3,245,518)	13,181,508	134,679,167	—	8,795,928	—	3,883,482
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	48,689,863	11,791,325	(1,468,473)	(5,664,880)	53,347,835	2,565,766	219,019	1,112,503	4,854,216
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	148,055,684	64,140,251	(7,908,425)	9,476,901	213,764,411	4,324,718	1,436,006	2,672,420	14,156,583
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	161,631,171	12,449,524	(7,661,361)	22,159,769	188,579,103	—	5,004,878	—	11,442,907
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	109,631,287	20,036,581	(10,504,756)	12,051,922	131,215,034	—	8,687,291	—	3,794,535
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	16,559,650	18,864,305	(9,026,006)	540,246	26,938,195	—	3,353,745	192,639	1,342,881
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	35,298,866	7,465,043	(9,174,909)	(9,992,143)	23,596,857	3,899,630	7,934,752	—	898,928
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	3,100,620	—	(4,277,481)	1,176,861	—	—	(1,162,767)	—	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	74,856,119	9,643,654	(1,280,507)	(3,309,618)	79,909,648	1,677,387	77,016	1,835,785	7,109,399
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	26,426,354	3,023,714	(4,976,740)	2,843,890	27,317,218	2,653,492	(37,350)	370,222	3,118,404
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	74,529,360	10,672,570	(81,129,790)	(4,072,140)	—	7,508,948	(3,055,379)	3,163,623	—
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	129,918,619	—	(7,798,066)	755,444	122,875,997	—	12,589,349	—	2,229,650
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	112,573,583	—	(53,340,224)	(59,233,359)	—	—	66,219,251	—	—
CTIVP® – MFS® Value Fund, Class 1 Shares
	144,003,780	—	(35,730,604)	15,943,233	124,216,409	—	2,636,435	—	3,559,209
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	82,539,096	37,032,644	(2,399,507)	(248,275)	116,923,958	—	4,383,449	—	1,818,979
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	70,908,030	47,171,583	(5,033,973)	11,240,966	124,286,606	—	7,596,197	—	3,943,103
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	61,343,634	6,544,983	(10,146,309)	(4,715,180)	53,027,128	2,317,220	1,091,088	733,967	4,932,756
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	30,646,445	—	(2,862,307)	(2,865,971)	24,918,167	—	9,023,217	—	622,954
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	—	27,334,495	(58,568)	(1,022,772)	26,253,155	468,696	(747)	413,496	2,649,158
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	36,448,430	53,626	(4,320,754)	(8,654,767)	23,526,535	—	11,113,277	—	515,707
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	69,046,614	107,303,637	(50,346,621)	(6,608,304)	119,395,326	2,679,864	2,064,569	1,503,565	10,717,713
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	149,100,084	8,781,980	(13,787,699)	4,340,467	148,434,832	—	16,681,692	—	4,551,820
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	186,419,150	4,140,099	(53,789,380)	8,367,858	145,137,727	—	3,556,462	2,806,185	11,070,765
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	65,096,351	52,713,322	(15,186,021)	(4,003,814)	98,619,838	4,398,326	3,565,689	72,758	6,964,678
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	64,434,960	51,132,806	(18,593,778)	3,357,260	100,331,248	—	(864,965)	2,077,856	10,114,037
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	32,106,412	39,903	(4,910,823)	(1,387,083)	25,848,409	—	4,488,380	—	668,955
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	25,725,969	555,491	(7,128,523)	(6,615,851)	12,537,086	—	11,830,630	—	352,859
Total	2,523,604,463			(19,339,741)	2,574,462,894	38,522,739	218,234,667	20,219,113

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2021

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